WARRANTY LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Guarantees and Product Warranties [Abstract]
Schedule of warranty liability

	March 31, 2023	December 31, 2022
Beginning warranty liability	$59,000	$54,000
Warranty expenses incurred	-	-
Additional liability accrued	-	5,000
Total accrued warranty	59,000	59,000
Less: accrued warranty - current	$16,000	$16,000
Accrued warranty – non-current	$43,000	$43,000

	December 31, 2022	December 31, 2021
Beginning warranty liability	$54,000	$43,000
Warranty expenses incurred	-	-
Additional liability accrued	5,000	11,000
Total accrued warranty	$59,000	$54,000